S000004330 [Member] Investment Objectives and Goals - iShares Dow Jones U.S. ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Dow Jones U.S. ETF IYY | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities.